LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test
88797333	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of X is less than the minimum required guideline FICO of XXX. NP Ratesheet &XXX reflects minimum FICO of XXX for CCC credit tier.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.; Exception is in file to allow for a FICO exception with .XX added to the rate.	1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
88767482	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

35632354	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A	2	B	B	B	B	Appraisal guideline violation	Appraisal guideline violation: Guideline section 9.1 Eligible Property Types states properties listed for sale within the last six (6) months (refinance transactions) are ineligible in the Non-Prime program. The subject listing provided with the appraisal verifies the subject was taken off the market XX/XX/XXXX.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; The Underwriting Loan Approval Worksheet reflects KG exception for 10 day grace period from application date for less than 6 months.	1	A	A	A	A	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.; The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.; Evidence of Rate Lock Not Provided	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.; The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.; The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.; The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.; Evidence of Rate Lock Not Provided; Evidence of Rate Lock Not Provided	The file does contain at least one copy of a Loan Estimate. NA - business purpose loan; The file contains at least one copy of a Closing Disclosure. NA - business purpose loan; Evidence of Rate Lock Provided	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
50206181	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A
44237254	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial. Lender approval credit extension in file.; The loan meets all applicable credit guidelines.	Change status of 'Borrower Credit Report Indicator is Partial' from Active to Acknowledged by Client.; Borrower credit report indicator is Partial. Lender's approval for credit extension in file.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

81300478	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has stable job time - Borrower has X.XX years at job.

97245361	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Rate Term Refinance Borrower initiated	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of JXX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

13825021	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan; Initial Loan Estimate Delivery Date Test (from application); Charges That Cannot Increase Test; Charges That In Total Cannot Increase More Than 10% Test	No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
																																							HPML is compliant and allowed per lender guidelines. ; This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
82133808	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
96824603	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

42006414	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Rate Term Refinance Borrower initiated	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

79270822	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
83193845	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.

97189927	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

93720998	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

63454242	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence X.XX years
27399215	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender verified X months total previous housing history. File is missing VOR for the borrower's former address at XXX in the amount of $XXX. Borrower provided a letter stating they are living rent free with XXX since XX/XX/XXXX. Per lenders guidelines X.XX Verification of Rent Payments - A rental payment history covering the last XXX (XXX) months requires verification by XXX of the following: X. Legible copy of XXX months canceled checks (front and back) or money orders – amount of checks / money orders must be consistent and match the amount of monthly rent reflected on the XXXX. X. Verification of Rent (VOR) or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs of XX% or less. X. Bank statements for the last twelve (XX) months which consistently show payment made for rent amount.	Acknowledged by Client. XX/XX/XXXX - Client rebuttal - Ok per XX to forego the older VOR per Sec X.XX, comp factors, XXX FICO, AAA credit, limited credit user, no negative credit, subject property is a new build condo.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

22516602	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.

62263751	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A				2	B	B	B	B	Appraisal guideline violation	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate. File is missing re-inspection for all repairs listed on the purchase agreement that required an escrow holdback. ; Appraisal guideline violation: The appraisal and contract are subject to Fire Marshall inspection and repairs listed on the attached amendment to the purchase and sales agreement.	The Completion Certificate is ___; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Buyers Hold back for repair work approved by XXX.	1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
36621134	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender Guidelines SEction III X.XX states that in the absense of a mortgage/rental rating covering the last XXX months, the loan will be considered on a case by case basis. File is missing lender exception for having no history in the last XXX months. THe file does contain a rent free letter covering XX/XX/XXXX to present and credit report reflects a prior mortgage history closed XX/XX/XXXX.	Acknowledged by Client. Ok per XX for lack of a housing rating per Sec X.XX since they are living rent free, comp factors, XXX FICO, XX% OO purchase, borr S/E for X years, subject property in CX recently remodeled condition	1	A	A	A	A	2	B	B	B	B	Higher-Priced Mortgage Loan; Affiliated Business Disclosure is Missing	HPML with established escrow and met appraisal requirements ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; The affiliate business disclosure is Missing	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
89435741	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
82897920	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

26562229	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

75130215	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

70349208	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Asset Documents are Incomplete	Asset Documents are Incomplete: File is missing gift letter from XXX for $XXX wired funds on XX/XX/XXXX to borrower's XXX account ending in #XXX. These funds were used to fund the $XXX earnest money deposit.	XX/XX/XXXX - Client rebuttal - that wire is not a gift. XXX was paid through a different bank and via cashiers check. Exception cleared.	1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence X.XX years
22797880	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

54485495	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Employment Verification does not meet guidelines	File is missing Proof of self-employment for the last year to include ownership percentage of Applicant(s) of their company.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Lender exception to use EIN to verify borrower's self employment.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

71642191	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Charges That Cannot Increase Test	TILA XXXb cure required
Refund in the amount of $XX,XXX.XX
Cure package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR valid COC.
The Zero tolerenace violation is due to:
Added Broker Fee of $XX,XXX.XX
Added Underwriting fee of $X,XXX.XX
Increase in Processing fee of $XXX.XX
There was no COC found in the file to explain the reason for the changes.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; The loan is in compliance with all applicable laws and regulations.
This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
47856812	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Rate Term Refinance Borrower initiated	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Transmittal Summary is Partial; Borrower Income Verification does not match Approval; Liquid Reserves are less than Guidelines Required	File is missing the lender worksheet with itemized excluded deposits for each month to support income. Audit was not able to match lender calculations.

																						Lender exception in file to exclude subject as a short-term rental provided borrower provided signed lease, evidence the $XXX security deposit and $XXX first months rent was deposited to personal account. ; File is missing the lender worksheet with itemized excluded deposits for each month to support income. Audit was not able to match lender calculations. ; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	The transmittal summary is Not Applicable; The borrower income verification does match approval; Acknowledged by Client. X/XX/XXXX - Client provided ULAW Acknowledgement for Reserves - Ok per XX to forego reserves, comp factors, R/T refinance, XXX FICO, AAA credit, no negative credit at all, new; fully amortized X.XXX% rate much lower than old Interest Only rate of XX.XX%, S/E for X.X years, subject property in CX good condition with recent updating.	1	A	A	A	A				1	A	A	A	A					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.
46304855	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

72717365	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

95860710	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Credit Report Indicator is Partial; CoBorrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial. Approved lender exception in file for one credit scores reporting on credit report for borrower.. Per Lenders guidelines X.X Credit Score Determination. XXX grading criteria combines the credit score for consumer credit, the mortgage / rental rating and income analysis to achieve a loan grade.
- Consumer Transactions -
The credit bureau score of the primary wage earner is the credit score assigned to the loan. The primary wage earner, for consumer transactions, is the applicant who is paid the highest salary based on the employment and occupation information documented in the file. Should multiple applicants make the same amount as the primary wage earner, the lower score between them will be utilized for qualification. Similarly, if two (X) applicants are XX / XX owners of a business, the lower score is again utilized between these primary wage earners. The credit score assigned to the loan is determined as follows:
• If XXX scores are supplied on the primary wage earner, use the middle of the three (X) scores.
• If XXX credit scores are supplied on the primary wage earner, use the lower of the two (X) scores.
• XXX does not extend credit where the primary wage earner has one (X) or less credit scores; CoBorrower credit report indicator is Partial; Borrower residency documentation not provided or issue with documentation. File is missing a XXX or unexpired Work Authorization. Per Lender Guidelines X.X - Non-permanent Resident Aliens are borrower(s) on a XXX or (ii) have a Social Security Number and an unexpired Work Authorization. They may be eligible for a loan with XXX on a case-by-case basis and based on the type of XXX and compensating factors.; Co-Borrower residency documentation not provided or issue with documentation. File is missing a XXX or unexpired Work Authorization. Per Lender Guidelines X.X - Non-permanent Resident Aliens are borrower(s) on a Visa or (ii) have a Social Security Number and an unexpired Work Authorization. They may be eligible for a loan with XXX on a case-by-case basis and based on the type of XXX and compensating factors.	Change status of 'Borrower Credit Report Indicator is Partial' from Active to Acknowledged by Client.;
Approved lender exception in file for one credit scores reporting on credit report for borrower.. Per Lenders guidelines X.X Credit Score Determination. XXX grading criteria combines the credit score for consumer credit, the mortgage / rental rating and income analysis to achieve a loan grade.;
- Consumer Transactions -;
The credit bureau score of the primary wage earner is the credit score assigned to the loan. The primary wage earner, for consumer transactions, is the applicant who is paid the highest salary based on the employment and occupation information;
documented in the file. Should multiple applicants make the same amount as the primary wage earner, the lower score between them will be utilized for qualification. Similarly, if two (X) applicants are XX / XX owners of a business, the lower score is again utilized between these primary wage earners. The credit score assigned to the loan is determined as follows:;
• If XXX scores are supplied on the primary wage earner, use the middle of the three (X) scores.;
• If XXX credit scores are supplied on the primary wage earner, use the lower of the two (X) scores.;
• XXX does not extend credit where the primary wage earner has one (X) or less credit scores; Change status of 'CoBorrower Credit Report Indicator is Partial' from Active to Acknowledged by Client.;
Approved lender exception in file for one credit scores reporting on credit report for borrower.. Per Lenders guidelines X.X Credit Score Determination. XXX’s grading criteria combines the credit score for consumer credit, the mortgage / rental rating and income analysis to achieve a loan grade.;
- Consumer Transactions -;
The credit bureau score of the primary wage earner is the credit score assigned to the loan. The primary wage earner, for consumer transactions, is the applicant who is paid the highest salary based on the employment and occupation information;
documented in the file. Should multiple applicants make the same amount as the primary wage earner, the lower score between them will be utilized for qualification. Similarly, if two (X) applicants are XX / XX owners of a business, the lower score is again utilized between these primary wage earners. The credit score assigned to the loan is determined as follows:;
• If XXX scores are supplied on the primary wage earner, use the middle of the three (X) scores.;
• If XXX credit scores are supplied on the primary wage earner, use the lower of the two (X) scores.;
• XXX does not extend credit where the primary wage earner has one (X) or less credit scores; Borrower residency documentation has been provided and there are no issues with documentation. ; Co-Borrower residency documentation has been provided and there are no issues with documentation.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML loan with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

45902217	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	TILA Finance Charge Test; Higher-Priced Mortgage Loan; RESPA Homeownership Counseling Organizations Disclosure Date Test; Initial Loan Estimate Delivery Date Test (from application); Charges That Cannot Increase Test; Charges That In Total Cannot Increase More Than 10% Test; TILA Post-Consummation Revised Closing Disclosure Finance Charge Test	This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.; HPML loan with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.; The initial LE issued X/X/XXXX is not dated within X business days from application dated X/XX/XXXX. Please provide evidence of true application date or LE issued within X business days of application. ; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; TILA XXX required: A refund in the amount of $XXXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or true appliation date/LE issued within X business days of application. ; This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXX required: A refund in the amount of $XXXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or true appliation date/LE issued within X business days of application. ; This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; TILA XXXB required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery. The following fees were included in APR testing: Broker $XXXX.XX, Underwriting $XXXX, Condo Questionnaire $XXX, Title ERecording $X.XX, Title Fedex $XX, Title Settlement $XXX, Title Wire Transfer $XX and Prepaid Interest $XXX.XX.; This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.; The loan is in compliance with all applicable laws and regulations.
This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; This loan passed the homeownership counseling organizations disclosure date test. ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.; This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX.The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.

83329659	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
76832268	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
46523711	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

34638610	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
62768496	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

85638974	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable; Liquid Reserves are less than Guidelines Required	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXXX.XX and value used for LTV of XXXXXXX.XX. The NP Ratesheet & Matrix XXXX XX XX reflects a maximum LTV/CLTV of XX% for a minimum FICO of XXX. An exception was approved for XX% LTV for credit grade and only X months reserves.; Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX. The NP Ratesheet & Matrix XXXX XX XX reflects a maximum LTV/CLTV of XX% for a minimum FICO of XXX.; The liquid reserves of X.XX months or $XXXXX.XX, are less than the Guidelines minimum required of XX.XX or $XXXXXX.XX. The NP Ratesheet & Matrix XXXX XX XX reflects a maximum LTV/CLTV of XX% for a minimum FICO of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; An exception was approved for XXX% LTV for credit grade and only XXX months reserves.; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; An exception was approved for XXX% LTV for credit grade and only XXX months reserves.; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; An exception was approved for XXX% LTV for credit grade and only XXX months reserves.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan; Initial Loan Estimate Delivery Date Test (from application); Charges That Cannot Increase Test; Charges That In Total Cannot Increase More Than XX% Test	No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

46783026	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	1	A	A	A	A	2	B	B	B	B	Appraisal guideline violation	Appraisal guideline violation: Seller Escrow holdback for sewer repairs.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Lender approved exception in file	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
21431269	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

10183056	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

93185205	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded	HPML loan with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Loan amount must be greater than XXXk to be exempt.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
Compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

23298219	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

11427629	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines, therefore, downgraded to Grade A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has stable job time - Borrower has X.XX years at job.

10878308	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

14826467	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML loan with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

17295375	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML loan with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

54335567	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	1	A	A	A	A	1	A	A	A	A	2	B	B	B	B	Interest Rate Test; MD COMAR Higher-Priced Mortgage Loan Finding	This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.; HPML with established escrows and met appraisal requirements; This loan is a higher-priced mortgage loan. XXX
The loan is a higher-priced mortgage loan as defined in the XXX due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the MD COMAR Higher-Priced Mortgage Loan Alerts below.	Change status of 'XXX COMAR Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
24457319	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.

23710821	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Hazard Insurance Indicator is Partial	Guideline section XX.XX Hazard Insurance F. Deductible states the deductible clause may not exceed the lower of $XXXX or X.X% of the amount of coverage. X% is the minimum deductible with the deductible being $XX,XXX.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Acknowledged by Client.; An exception was approved for the deductible to exceed $XXX max.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.

27298183	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

88230101	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.

45005065	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.

90891552	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

70444086	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Insufficient cash to close.; Asset Documents are Incomplete	Cash to close in the amount of XXXXX.XX is greater than the available asset amount of XXXXX.XX. Per final settlement statement signed and dated XX/XX/XXXX, Borrower had to bring $XX,XXX.XX cash to close plus XXX $X,XXX. Total verified assets required are $XX,XXX.XX with a XX% LTV. Assets listed on the final XXX $XXk and $X,XXX XXX are not sufficient for closing. The lender's asset summary report stated the borrower only needed $XX,XXX cash to close.; Asset Documents are Incomplete: Per final settlement statement signed and dated XX/XX/XXXX, Borrower had to bring $XX,XXX.XX cash to close plus XXX $X,XXX. Total verified assets required are $XX,XXX.XX with a XX% LTV. Per Lender Guidelines X.X Verification of Assets/ Funds: Verification of the seasoning of funds to close is not required on loans of: XX% or less LTV / CLTV for Business Purpose / DSCR loans; or - If the amount of assets / funds to close is greater than $XX,XXX, it will be required to be documented regardless of LTV / CLTV.	XX/XX/XXXX - Client provided trailing documents/ response - For both findings, the $XXX XXX check was cashed XX/XX/XXXX per the XXX. Uploading another; XXX statement and updated ULAW with acknowledgment for review; Acknowledged by Client - Ok per XX with being short on funds to close as UW had it at less than $XXX, borrower did provide source for over $XXX but portion of assets were expired. Comp factors, XXX FICO, AA credit, seasoned landlord, XXX; DSCR.	1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence XX.XX years
17535273	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

41836971	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

58112051	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

82985201	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

34676626	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX. Lender states a recent credit memo reflects the LTV/CLTV of XX% for declining properties. ; Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX. Lender states a recent credit memo reflects the LTV/CLTV of XX% for declining properties.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Exception is in file to accept XXX% LTV/CLTV.; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Exception is in file to accept XXX% LTV/CLTV.	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

22612615	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
68203735	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

28548863	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
84147431	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Rate Term Refinance Borrower initiated	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Appraisal date is greater than XXX days from Origination date.	The liquid reserves of -XX.XX months or $-XXXXX.XX, are less than the Guidelines minimum required of X.XX or $X.XX.; Not required for this product/LTV; Cash to close in the amount of XXXXX.XX is greater than the available asset amount of X.XX. Guidelines section X.X require an acceptable source of funds when a credit is present on the settlement statement. Borrower provided cashiers check at closing for $XX,XXX.XX from the XXX. The application for credit only listed assets held at XXX.; Appraisal dated X/XX/XXXX is greater than XXX days from Note date of X/XX/XXXX.; Recertification of value present in the loan file XX/XX/XXXX extended the original appraisal date to XX/XX/XXXX.	Client provided trailing documents - guidelines for asset verification updated: The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX; Sufficient cash to close is documented.; Appraisal date is within XXX days of Note date.	1	A	A	A	A	Appraisal guideline violation	Appraisal guideline violation is now acceptable.	Appraisal guideline violation is now acceptable.	1	A	A	A	A
79464504	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
47288998	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
77181519	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
54791398	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

38707866	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Hazard Insurance Indicator is Partial; Percentage of Downpayment from Borrower Own Funds is Zero	Guideline section XX.XX Hazard Insurance section F. Deductible states the deductible clause may not exceed the lower of $X,XXX or X.X% of the amount of coverage. The deductible clause may apply to either fire or extended coverage or to both. The HOX reflects a deductible of $X,XXX, which exceeds the X.X% of the coverage amount. Information in file from the insurance company states the deductible cannot be lowered since the $X,XXX is the carrier's guideline. ; The percentage of downpayment from borrower own funds is X.XX. The earnest money deposit and gift funds both came from the borrower's spouse and therefore the borrower did not meet their contribution requirement. Guideline section X.X Gift Funds state for investment property or second homes, the applicant will be required to contribute a portion of their own sourced and seasoned funds to the transaction of the larger of (a)XX% of the purchase price or (b)$XX,XXX.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Acknowledged by Client.; There is an excetion in file that approves the deductible.	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

41189736	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
85105035	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was not provided within XXX days of application date of XX/XX/XXXX.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was provided within XXX days of application date of XX/XX/XXXX.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

12457304	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXXX.XX and value used for LTV of XXXXXXX.XX. XXXX XX XX reflects a maximum LTV of XX% for a loan amount of less than or equal to $X million with minimum FICO of XXX. ; Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX. NP Ratesheet & Matrix XXXX XX XX reflects a maximum CLTV of XX% for a loan amount of less than or equal to $X million with minimum FICO of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; The underwriting loan approval worksheet reflects an exception was approved for loan amount greater than $XXX on XXX% ltv and .XXX% rate exception to match competitor.; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; The underwriting loan approval worksheet reflects an exception was approved for loan amount greater than $XXX on XXX% LTV and .XXX% rate exception to match competitor.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.

71269518	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence X.XX years
55303552	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

57634855	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence XX.XX years
12023681	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

60625877	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

86996096	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

12853300	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
41434872	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Unresolved derogatory credit; Asset Documents are Incomplete; Housing history does not meet guidelines	) Housing history does not meet guidelines. Guidelines Section X.XX require mortgages to verified with a VOM. Based on SiteX the property at XXX ( listed as current address on Drivers License issued on XX/XX/XXXX during the application process) was /is primary address owned by borrower and reflects a $XXX,XXX mortgage to XXX. Provide evidence this mortgage was paid or a XX mos VOM may be required.

; Guideline section X.X Collections, Charge Offs, and Repossessions states collections and charge offs may remain unpaid subject to the following circumstances: Medical; or Two years or more since the date of last activity; or When credit report references an original creditor that differs from the current collection agency, the date last active on that original account reflects a date greater than two years ago. The collections do not qualify to be unpaid. There is an exception in file to waive payoffs at XX% LTV.; Asset Documents are Incomplete: Guidelines Section X.X requires the source of funds for all credits listed on purchase agreement. File contains copy of the earnest money check of $X,XXX remitted by XXX, XX/XX/XXXX . The file contains bank statement dated XX/XX/XXXX reflecting XXX as owner, however the XXX of $XXXX is not reflected as withdrawn from this account. In addition, there is no supporting documentation showing the borrower as owner of account. Provide supporting documentation; The intent and/or status of the borrower's occupancy is not supported in the file. The file contained inconsistent intent as to occupancy of subject property. Deed of Trust for subject loan stamped certified and true reflects the borrower's currently residing at subject property address of XXX. The Business Purpose Loan Certification and Attestation reflects the mailing address for borrower as the subject property address. The original uw for lender noted on approval condition #XXXX that borrower completed application with intent to occupy subject, Final signed XXXX reflects the subject address as mailing address for borrower. It was noted during the review process that the borrower listed both XXX as owner occupied (not titled in borrower's name) and also listed XXX (titled to borrower, this address matched recently issued driver's license in file). Borrower to provide clarification on discrepancies on intent and addresses used as primary. Additional conditions may apply.	Housing delinquency meets guidelines.; Change status of 'Unresolved derogatory credit' from Active to Acknowledged by Client.; Lender waived requirement to payoff collections with LTV less than XX%.; XX/XX/XXXX - client provided Trailing -Copy of the check and escrow receipt per Sec X.X. ; Pending response from client	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

41421738	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
42122074	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower residency documentation not provided or issue with documentation; Occupancy Status	Borrower residency documentation not provided or issue with documentation. File contains copy of borrower's Social Security Card that reflects " Not Valid for Employment" stamp. Provide evidence the borrower is a legal residence of the XXX or other residency documentation required per the guidelines section XXX. Additional conditions may apply.; The intent and/or status of the borrower's occupancy is not supported in the file. File contains approval by the XXX that the subject property sale to borrower was approved provided it is owner occupied. Subject loan was approved as DSCR/Business investment property and would not qualify for loan program as owner occupied.	XX/XX/XXXX - XXX rebuttal for all findings : Technically loan should have been priced under the ITIN program but with the A grade, the XX% LTV still qualifies and XXX pricing is XXX% discretionary.; Occupancy is supported by documentation provided in the loan file.	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

97058912	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

95237405	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.

90473783	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
25428785	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

12115500	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.; Lender granted and exception for X% LTV greater than guidelines.; Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX.; The loan meets all applicable credit guidelines.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Lender granted and exception for X% CLTV greater than guidelines.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
62120561	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
31195858	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

56033250	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

87807588	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
91732876	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

40024324	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence X.XX years
27298372	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence XX.XX years
29499766	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

34032113	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
22371232	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

97867322	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

32773831	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

71321342	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Fraud Report Missing; Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Fraud report Missing. File is missing background/litigation searches. Per Lender guidelines X.XX Borrowing Entities item X requires both the Personal Guarantor and Entity to be cleared via OFAC, Background/Litigation Searches.; Partial fraud report provided. The file is missing background/litigation searches. Per Lender guidelines X.XX Borrowing Entities item X requires both the Personal Guarantor and Entity to be cleared via OFAC, Background/Litigation Searches.; Number of Mortgage Properties (XX) Exceeds Max Allowable Per Guidelines. Section X.XX Number of Loans to One Borrower reflects that lender limits the aggregate amount of loans to one borrower to $X,XXX,XXX. Based on documentation in the loan file borrower /business entities owned by borrower total approximately $X,XXX,XXX as of XX/XX/XXXX.	Fraud report Partial.; Complete fraud report provided.; XX/XX/XXXX Lender provided credit report to clear liens search and OFAC for the Personal Guarantor via the LexisNexis search Liens and Judgement Report. OFAC and lien search clear. Condition cleared.; Acknowledged by Client. Senior management lender exception dated XX/XX/XXXX in file;	1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence X.XX years
79525497	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial; Master Condo Policy does not reflect a loss payee addtion for lender or the borrower for the subject unit #XXX. Provide updated master policy listing lender and borrower.

Per lenders guidelines XXXHazard Insurance - C. Rent Loss Rent loss insurance covers rental losses that are incurred during the period that a property is being rehabilitated following a casualty. Rent loss insurance coverage is required on all one- to four-unit (X-X) non-owner occupied incomes. The policy must include coverage of at least six (X) months rental losses during property rehabilitation following a casualty. At minimum, coverage should be to the lessor of (a) PITIA or (b) rent received / scheduled. Condo Master loss of use coverage is limited in Florida per agent to $XX,XXX.XX. Lender's exception approval in file for coverage less than the guideline requried X mos.; Asset Documents are Incomplete: File is missing fully sourced cash to close. Lender Guidelines section X.X require verification of the seasoning of funds to close when the amount of funds to close is greater than $XX,XXX. Cash to close was sent from account ending in #XXXX in the amount of $XXX,XXX.XX. Seasoning of these funds can be via most recent months bank statement or a VOD for account # XXXX.	Asset documents meet loan product requirement; DSCR LTV XX and below	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

92977306	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

81611139	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
59796349	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Missing Third Party Fraud Report on Guarantor and Business and background/litigation searches. Per lender guidelines X.XX Borrowing Entities - item X requires report for both the Personal Guarantor and Entity to be cleared via OFAC, background/Litigation Searches.; Number of Mortgage Properties (XX) Exceeds Max Allowable Per Guidelines. Section X.XX Number of Loans to One Borrower reflects that lender limits the aggregate amount of loans to one borrower to $X,XXX,XXX. Based on documentation in the loan file borrower /business entities owned by borrower total approximately $X,XXX,XXX as of July XX XXXX. Lender to provide exception specific for subject loan.
																							Fraud report Present.; Acknowledged by Client. Senior management lender exception dated XX/XX/XXXX in file	1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence X.XX years
66735819	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

48993334	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial. Guidelines Section III require a fully executed purchase agreement with all pages. File is missing addendum identified as number X. File only contains an addendum identified as number X. File is missing fully executed copy of the contract to replace the roof on subject property to XXX in the amout of $XX,XXX. Escrow holdback set up for completion of roofing repairs.	The fully executed purchase contract is Present	1	A	A	A	A	Are all required Addendum and Exhibits in file is Incomplete	Appraisal guideline violation: Per section XX.X Properties with structural damage will not be acceptable unless repaired. Structural concerns require a satisfactory structural report. The repair items must be corrected and a Satisfactory Certificate of Completion (FNMA Form XXX) including photos of the repaired items prior to closing is required. Purchase contract addendum X required the seller to re-roof the entire dwelling. The cost of the roof by XXX. File is missing a lender exception to do an escrow holdback for roof repairs. File is missing a Satisfactory Certificate of Completion (FNMA Form XXX) including photos of the repaired items.	Required appraisal addendum and exhibits is Yes ; Appraisal guideline violation is now acceptable.	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

59780703	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

70563682	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A	2	B	B	B	B	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.

22218077	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Guideline Violation – Escrows Collected	Guidelines require escrows to be collected; however, escrows were not collected. Lender's guidelines require a minimum of XXX FICO score to waive escrows. An execption to waive escrows was approved.	Escrow requirements met per Guidelines provided.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

43939086	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.

86907434	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A	2	B	B	B	B	Appraisal guideline violation	Guideline section 9.2 Ineligible Property Types states certain property types are not considered to be acceptable collateral in any XXX programs: Highly Unique Properties. An exception is noted in file for property type XXX units total and XXX unit is XXX unit. Classify as XXX units. Low LTV.	Guideline section 9.2 Ineligible Property Types states certain property types are not considered to be acceptable collateral in any XXX programs: Highly Unique Properties. An exception is noted in file for property type XXX units total and XXX unit is XXX unit. Classify as XXX units. Low LTV.	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

30327086	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
38446439	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Acknowledged by Client.; Hazard Insurance is sufficient, cost ro rebuild new per appraisal is $XXX.	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

71712311	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

79447447	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

95807647	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
12169719	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

14151037	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.

85760220	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A
91775952	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML loan with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
17713882	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

50752954	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Employment Verification does not meet guidelines	The fraud report reflects the borrower is the owner of XXXt; however, documentation is not in file to verify liability for the property. Guidelines Section X.X Borrower's Debts and Liabilities state verification is required for any other liability not reflected on the credit report. ; The file is missing the CPA's license verification by a Xrd party. Guidelines section IX. Acceptable Evidence of Self-Employed Business states when a tax preparer's letter is provided, tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence is required. ; Bank statements are not in file. Guidelines section XXXX Only and Profit & Loss (P&L) Programs state applicant will provide bank statements for the most recent XX days to track current year to date, which should show gross deposits consistent (within XX%) to the revenue of the P&L. ; Borrowers Xst and Xnd Liens for the subject property are held by private lien holders. File is missing twelve (XX) months cancelled checks (front and back) or, if paid by cashiers or postal checks copies of the past twelve (XX) months. Housing history does not meet guidelines. No lender exception in the file. Per Lender Guidelines X.XX Private Party/ Non-Institutional Lender - Unless serviced by an identifiable third party (determined in XXX’s sole discretion), a mortgage rating for a lien owned by private party or non-institutional lender will require a mortgage history to be documented with twelve (XX) months cancelled checks (front and back) or, if paid by cashiers or postal checks copies of the past twelve (XX) months.	Borrower liabilities verified indicator is Present; QC Xnd level review - File contains Company bylaws agreement which is the internal document similar to the operating agreement which satisfies the one item required for self employment verification per the NQM Guidelines Section IX. ; The borrower income verification does match approval; Acknowledged by client - Private party VOM accepted with comp factor of LTV below XX percent.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan; Per Diem Interest Amount Test	HPML loan with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Per Diem amount was not updated on the PCCD issued XX/XX/XXXX, amount calculated is for XXX days instead of XXX. A refund is required in the amount of $XXX. The following is required to clear the exception: PCCD with LOE, copy of refund and proof of delivery.; This loan failed the per diem interest amount test. (XXX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($X,XXX.XX) exceeds the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the per diem interest amount test. (XX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($X,XXX.XX) does not exceed the per diem interest charge or credit threshold ($X,XXX.XX).PLEASE NOTE: An additional $X buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

28994076	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	Documentation provided to support Qualifying DTI below XX.XX.; The exception 'No Credit Findings' is cleared.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML loan with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

12057003	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
65086783	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Housing history does not meet guidelines; Minimum Trade Line Requirement Not Met	Housing history does not meet guidelines.; Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Lenders exception in filed approved - Exception is made credit depth: XX months ownership of prior residence without default on taxes or HOA dues; establishes borrowers ability to manage obligation.; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.; Lenders exception approved - Exception is made credit depth: XX months ownership of prior residence without default on taxes or HOA dues establishes borrowers ability to manage obligations.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
68794434	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

38145948	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Employment Verification does not meet guidelines	Hazard insurance indicator is Partial. Hazard insurance binder does not list lender as loss payee. ; Guideline section IV Twelve or Twenty-Four Month Bank Statement number X. States an LOE from the borrower is required explaining their business name, what their business does, the number of employees, how it is set up (Incorporated, LLC, Sole Proprietor, etc.), and what they consider their income to be on a monthly basis. This document is not in file.	Hazard insurance indicator is Present - Binder with sufficient coverage, meets requirements. ; no longer require an LOE from the borrower explaining their business for our purchased correspondent (XXX series) loans.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																																									; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
69287327	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Rate Term Refinance Borrower initiated	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Income Verification is less than 12 months			1	A	A	A	A				1	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence X.XX years
70545147	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

92764119	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

30127108	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	7-Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Missing Operating Agreement or Shared Access Letter	[X] Missing operating agreement or shared access letter for "XXX" to allow the use of funds in XXX acct #XXXX. Cannot prove XXX holds XXX% ownership of the company based off of the Certificate of Good Standing in file	XXX evidence of borrower's access to XXX account #XXX.	1	A	A	A	A				N/A	N/A	N/A	N/A	N/A
52030925	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Missing Operating Agreement; Missing Asset Documentation	[X] Missing asset documentation for XXX account utilized for funds to close. Cashier's check #XXX dated XX/XX/XXXX iao $XXX . Documentation needed to source funds for closing. [X] LOE in file states borrowing entity does not have an operating agreement. Section XXX of XXX Investor UW guidelines require operating agreement/bylaws. The XXX does not require an operating agreement in order to form an LLC	XXX Guidelines Section XX states that entities are only required to provide an operating agreement/bylaw in accordance with state laws. XXX does not legally require an operating agreement/bylaw.; XXX Received. We do not need to source post-closing asset statements	1	A	A	A	A				N/A	N/A	N/A	N/A	N/A
56336499	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	7-Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Ineligible Short Term/Variable Rental Transaction; Insufficient Reserves	[X] Section X.X UWG; Foreign Nationals – short term rental income is ineligible for qualification. DSCR calculation based on XXX 'XXX' tool [X] X.XX months of reserves < X months required for Foreign National per section X.X of UWG	XXX Exception waiver received; XXX Exception waiver received	1	A	A	A	A				N/A	N/A	N/A	N/A	N/A					XX% occupancy rate, X.XX DSCR
84868242	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	XXX	3-Refi Cash Out	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Missing Borrower Identification	[X] Missing ID for borrower XXX	XXX Received	1	A	A	A	A				N/A	N/A	N/A	N/A	N/A